Sales revenues (Tables)	12 Months Ended
Dec. 31, 2024
Sales Revenues
Schedule of net sales revenues

	2024	2023	2022
Diesel	27,522	32,260	40,149
Gasoline	12,692	14,309	16,175
Liquefied petroleum gas	3,166	3,506	5,121
Jet fuel	4,518	5,015	5,423
Naphtha	1,869	1,837	2,396
Fuel oil (including bunker fuel)	976	1,158	1,411
Other oil products	4,273	4,428	5,536
Subtotal oil products	55,016	62,513	76,211
Natural gas	4,707	5,632	7,673
Crude oil	4,334	5,475	7,719
Renewables and nitrogen products	223	94	283
Breakage	439	860	669
Electricity	744	657	694
Services, agency and others	812	1,059	1,043
Domestic market	66,275	76,290	94,292

Exports	24,251	25,012	27,497
Crude oil	18,290	18,447	19,332
Fuel oil (including bunker fuel)	4,775	5,114	7,399
Other oil products and other products	1,186	1,451	766
Sales abroad (1)	890	1,107	2,685
Foreign market	25,141	26,119	30,182
Sales revenues	91,416	102,409	124,474
(1) Sales revenues from operations outside of Brazil, including trading and excluding exports.

Schedule of sales revenues by area

	2024	2023	2022
Domestic market	66,275	76,290	94,292
China	7,701	7,232	6,389
Americas (except United States)	3,610	4,846	7,166
Europe	5,440	5,534	5,932
Asia (except China and Singapore)	1,989	1,447	1,505
United States	3,471	3,924	4,914
Singapore	2,883	3,063	4,271
Others	47	73	5
Foreign market	25,141	26,119	30,182
Sales revenues	91,416	102,409	124,474

Schedule of remaining performance obligations

	Expected recognition within 1 year	Expected recognition after 1 year	Total
Domestic market
Gasoline	10,466	88	10,554
Diesel	22,885	-	22,885
Natural gas	6,584	26,764	33,348
Liquefied petroleum gas	2,929	-	2,929
Services and others	1,416	917	2,333
Ethanol, nitrogen products and renewables	47	-	47
Naphtha	1,379	-	1,379
Electricity	270	3,736	4,006
Other oil products	1,448	2,250	3,698
Jet fuel	991	-	991
Foreign market
Exports	2,815	2,685	5,500
Total	51,230	36,440	87,670